Related Party Transactions - Additional Information (Detail) - USD ($)				3 Months Ended				12 Months Ended
	Apr. 01, 2024	Mar. 04, 2024	Dec. 22, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2024
Related Party Transaction [Line Items]
Interest expense				$ 97,953,000	[1]	$ 42,390,000	[1]	$ 289,169,000	[2]	$ 121,011,000	[2]	$ 27,046,000	[2]
Due to related party current				17,008,000	[3]			19,314,000	[3],[4]	72,002,000	[4]
Prepaid expenses and other current assets				$ 6,018,000	[3]			$ 8,908,000	[3],[4]	27,656,000	[4]
Warrants exercised				84,426,017				35,908,200
Claims recovery service income						498,000		$ 498,000	[5]	18,542,000	[5]	14,500,000	[5]
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Warrants exercised				11,800,000				11,800,000
Second Amended and Restated First Lien Credit Agreement [Member] | Working Capital Credit Facility Collateral [Member]
Related Party Transaction [Line Items]
Payment of certain costs and fees			$ 100,000
Related Party [Member] | Funds Held For Other Entities [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current				$ 19,800,000				$ 19,800,000		19,800,000
Related Party [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense				1,300,000		1,300,000		5,000,000		2,700,000
MSP Principals [Member] | Service fees
Related Party Transaction [Line Items]
Aggregate principal amount				13,000,000						13,000,000
MSP Principals [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount				$ 112,800,000						$ 112,800,000
Interest rate, payable in kind				4.00%						4.00%
Debt instrument, maturity term				4 years						4 years
Debt instrument maturity date				Jun. 16, 2026
MSP Recovery Law Firm [Member]
Related Party Transaction [Line Items]
Related party expenses				$ 3,000,000		4,200,000		19,200,000		$ 29,700,000
Advance payment incurred for expense				3,000,000				19,200,000		9,600,000
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Professional Fees - Legal [Member]
Related Party Transaction [Line Items]
Related party expenses				3,000,000		4,200,000		19,200,000		29,700,000
Share based compensation										20,100,000
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Cost of Claims Recoveries [Member]
Related Party Transaction [Line Items]
Related party expenses				39,200		0		300,000		400,000		0
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current				0				0
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current				900,000				800,000		2,100,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from promissory notes				36,500,000				36,500,000
Prepaid expenses and other current assets				$ 4,700,000				7,700,000		26,900,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member]
Related Party Transaction [Line Items]
Aggregate principal amount								$ 4,950,000
Debt instrument, maturity term								24 months
Debt instrument maturity date				Jan. 15, 2026
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member] | Working Capital Credit Facility Collateral [Member]
Related Party Transaction [Line Items]
Partial repayment of debt		$ 400,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member] | Working Capital Credit Facility Collateral [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Partial repayment of debt		$ 400,000
MSP Recovery Aviation, LLC [Member]
Related Party Transaction [Line Items]
Related party expenses				$ 45,100
Related party expenses						0
MSP Recovery Aviation, LLC [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses								$ 200,000		400,000
MSP Recovery Aviation, LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current				200,000				200,000		200,000
Series MRCS LLC [Member] | Claims Financing Obligation and Notes Payable [Member]
Related Party Transaction [Line Items]
Note payable related party				500,000				500,000		500,000
Other Affiliates [Member] | Additional Receivables From Other Affiliates [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current				200,000				200,000
Note payable related party										100,000
VRM [Member]
Related Party Transaction [Line Items]
Claims recovery service income								0		10,600,000		$ 11,500,000
Virage Amendment [Member] | Initial Virage Warrant [Member]
Related Party Transaction [Line Items]
Warrants exercised														28,298,329
Virage Amendment [Member] | Initial Virage Warrant [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants exercised														28,298,329
Virage Amendment [Member] | Class A Common Stock [Member] | Initial Virage Warrant [Member]
Related Party Transaction [Line Items]
Class A Issuances, shares		438,596
Virage Amendment [Member] | VRM [Member]
Related Party Transaction [Line Items]
Interest expense				$ 73,400,000		$ 37,100,000		$ 221,400,000		$ 81,900,000
Third Virage M T A Amendment [Member]
Related Party Transaction [Line Items]
VRM full payment description				the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return				the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return
Standby Equity Purchase Agreement [Member] | VRM [Member] | YA II PN, Ltd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Percentage of proceeds from repayment of debt	25.00%

[1]	For the three months ended March 31, 2024 and 2023, interest expense included $73.4 million and $37.1 million, respectively, related to interest expense due to VRM. See Note 15, Related Party Transactions, for further details.
[2]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.
[3]	As of March 31, 2024 and December 31, 2023, the total affiliate receivable, prepaid expenses, affiliate payable, warrant liability, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 15, Related Party Transactions, for further details.
[4]	As of December 31, 2023 and 2022, the total affiliate receivable, affiliate payable, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 15, Related Party Transactions, for further details.
[5]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.